UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F COVER PAGE


Report for Calendar Year of Quarter Ended:  03-31-2006


Check here if Amendment [x]; Amendment Number:  1
   This Amendment (Check only one.):  [ x]   is a restatement.
                                      [  ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hokanson Associates
Address:      201 Lomas Santa Fe, Suite 360
              Solana Beach, CA 92024


Form 13F File Number: 28-10215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Heather Davis
Title:   Vice President Operations/CCO
Phone:   (858)755-8899

Signature, Place, and Date of Signing:

/s/ Heather Davis	    Solana Beach, CA               11-26-08
[Signature]                  [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[  ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total: 80

Form 13F Information Table Value Total: 145450000

List of Other Included Managers:   None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
99 Cents Only Stores           COM              65440K106     1061    78260 SH       Sole                    65580             12680
AC Moore Arts & Crafts         COM              00086t103      553    30030 SH       Sole                    27575              2455
AFLAC Inc.                     COM              001055102     4225    93615 SH       Sole                    81145             12470
American International Group I COM              026874107     5079    76845 SH       Sole                    69287              7558
Apollo Group                   COM              037604105     2159    41125 SH       Sole                    37345              3780
BP Amoco PLC ADR               COM              055622104      531     7702 SH       Sole                     7702
Bank of America Corp.          COM              060505104      301     6604 SH       Sole                     6604
Bemis                          COM              081437105      902    28555 SH       Sole                    27715               840
Biomet Inc.                    COM              090613100     2467    69450 SH       Sole                    60565              8885
CarMax Inc                     COM              143130102     1148    35135 SH       Sole                    29795              5340
Cheesecake Factory             COM              163072101      850    22685 SH       Sole                    19075              3610
Chevron Texaco Corp.           COM              166764100     3716    64102 SH       Sole                    55482              8620
Chunghwa Telecom Co. Ltd       COM              17133q205     2399   122480 SH       Sole                   114675              7805
Citigroup                      COM              172967101     5251   111170 SH       Sole                    98305             12865
Colgate-Palmolive Co.          COM              194162103     1295    22688 SH       Sole                    18678              4010
Comcast Corp New Class A share COM              20030n101     2811   107446 SH       Sole                    96996             10450
ConocoPhillips                 COM              20825C104     5306    84025 SH       Sole                    72595             11430
Costco Whsl Group              COM              22160K105     1432    26441 SH       Sole                    22505              3936
Cubic Corporation              COM              229669106      422    17645 SH       Sole                    15740              1905
DJ US Consumer Cyclical - iSha COM              464287580      300     4845 SH       Sole                     4745               100
DJ US Consumer Non-Cyclical -  COM              464287812      256     4750 SH       Sole                     4640               110
DJ US Financial - iShares Trus COM              464287788      444     4225 SH       Sole                     4105               120
DJ US Healthcare - iShares Tru COM              464287762      454     7120 SH       Sole                     6910               210
DJ US Industrial - iShares Tru COM              464287754      240     3805 SH       Sole                     3700               105
DJ US Technology - iShares Tru COM              464287721      392     7510 SH       Sole                     7330               180
Dell Inc.                      COM              24702r101     3722   125060 SH       Sole                   110515             14545
Dynamic Networking - Powershar COM              73935x815     1082    60285 SH       Sole                    57595              2690
Dynamic Software - Powershares COM              73935x773      260    14530 SH       Sole                    14530
Ebay Inc                       COM              278642103     1776    45540 SH       Sole                    41505              4035
Electronic Arts, Inc.          COM              285512109      993    18143 SH       Sole                    14078              4065
Exxon Mobil                    COM              30231G102      713    11722 SH       Sole                    11722
First Data Corporation         COM              319963104     3714    79325 SH       Sole                    69020             10305
General Electric               COM              369604103     3162    90909 SH       Sole                    80229             10680
GlaxoSmithKline plc            COM              37733W105     2619    50060 SH       Sole                    46170              3890
Global Payments                COM              37940X102      218     4120 SH       Sole                     4120
Gold Trust - SPDR              COM              78463v107      204     3510 SH       Sole                     3510
Google Inc.                    COM              38259p508     1059     2715 SH       Sole                     2615               100
Industrial Select Sector - SPD COM              81369Y704     1349    39910 SH       Sole                    35700              4210
Jefferson Pilot Co Submit Stoc COM              475stk992     1524    27240 SH       Sole                    26990               250
Jefferson Pilot Merger Electio COM              475070108      319     5705 SH       Sole                     2815              2890
Johnson & Johnson              COM              478160104     5505    92953 SH       Sole                    83503              9450
Korea Electric Power           COM              500631106     1165    53942 SH       Sole                    40577             13365
L-3 Communications             COM              502424104     2495    29080 SH       Sole                    25365              3715
Lear Corp.                     COM              521865105      237    13340 SH       Sole                    13340
Lowe's Companies Inc.          COM              548661107     3919    60815 SH       Sole                    52715              8100
MSCI Emerging Markets Index Fu COM              464287234      375     3790 SH       Sole                     3790
MSCI European Monetary Union I COM              464286608     2050    23525 SH       Sole                    21835              1690
MSCI Japan Index - iShares     COM              464286848     3135   217675 SH       Sole                   189785             27890
Medtronic, Inc.                COM              585055106     4420    87092 SH       Sole                    75732             11360
Microsoft Corp.                COM              594918104     4536   166686 SH       Sole                   149926             16760
Nasdaq Biotech Index - iShares COM              464287556     2359    28640 SH       Sole                    25060              3580
Norfolk Southern Corp.         COM              655844108      243     4500 SH       Sole                     4500
Paychex                        COM              704326107     3189    76550 SH       Sole                    64095             12455
Pepsico Inc.                   COM              713448108     4353    75329 SH       Sole                    66099              9230
Pharmaceutical HOLDRs Trust    COM              71712a206     1205    16882 SH       Sole                    13882              3000
Procter & Gamble               COM              742718109     2772    48106 SH       Sole                    41786              6320
Qualcomm                       COM              747525103     5180   102344 SH       Sole                    85857             16487
Russell Small-Cap Value - iSha COM              464287630      304     4070 SH       Sole                     4070
S&P Global Energy Sector - iSh COM              464287341      521     5120 SH       Sole                     5120
S&P Global Financials Sector - COM              464287333      727     9170 SH       Sole                     9170
S&P Global Telecom Sector - iS COM              464287275     1721    33410 SH       Sole                    31090              2320
S&P Mid-Cap Barra Value - iSha COM              464287705      406     5300 SH       Sole                     5300
SEI Investments                COM              784117103      683    16840 SH       Sole                    13565              3275
SK Telecom Co. Ltd             COM              78440p108     1133    48010 SH       Sole                    36260             11750
Starbucks Inc.                 COM              855244109      443    11780 SH       Sole                    10200              1580
State Street Corp.             COM              857477103     4612    76325 SH       Sole                    64755             11570
Sunrise Assisted Living        COM              86768K106     3783    97080 SH       Sole                    86455             10625
Suntrust Banks Inc.            COM              867914103      385     5294 SH       Sole                     5294
Sysco Corporation              COM              871829107      620    19330 SH       Sole                    16650              2680
Telecom Corp. of New Zealand   COM              879278208      983    35982 SH       Sole                    32277              3705
Teva Pharmaceutical Industries COM              881624209     4097    99480 SH       Sole                    84210             15270
UPS                            COM              911312106     1930    24316 SH       Sole                    21981              2335
UnitedHealth Group             COM              91324P102     4184    74907 SH       Sole                    66687              8220
Vanguard Index Fds Small-Cap G COM              922908595      290     4370 SH       Sole                     4370
WPP Group-New                  COM              929309409     1138    18970 SH       Sole                    14825              4145
WalMart                        COM              931142103     1485    31445 SH       Sole                    27515              3930
Walt Disney Co's.              COM              254687106     1128    40440 SH       Sole                    35230              5210
Wells Fargo New                COM              949746101      273     4270 SH       Sole                     4270
Wyeth                          COM              983024100      259     5338 SH       Sole                     5338
Xilinx                         COM              983919101      500    19620 SH       Sole                    17340              2280